Preferred Stock - Additional Information (Detail) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01